Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 609,382	$ 779,278	$ 239,288
Adjustment to reconcile net income to net cash used in operating activities
Depreciation of operating right-of-use assets	38,877	12,813	7,816
Depreciation of financing right-of-use assets	27,379
Amortization of intangible assets	2,189
Changes in operating assets and liabilities:
Account receivables	(3,268,784)	(717,644)	244,959
Prepayments and other receivables	(5,138,843)	(32,413)	(100,971)
Inventories	(23,205)	(524,369)	(1,098,193)
Account payables	(234,685)	267,506	89,235
Contract liabilities	44,043	(279,688)	304,764
Accruals and other payables	142,623	(499)	(5,803)
Amount due to a related party	359,953
Principal repayment of operating lease liabilities	(58,263)	(12,813)	(7,816)
Tax payables	921	270,992	52,199
Net cash used in operating activities	(7,498,413)	(236,837)	(274,522)
Cash flows from investing activity:
Repayment from a related party			494,042
Net cash provided by investing activity			494,042
Cash flows from financing activities:
Deferred IPO costs	(760,361)	(150,151)
Proceeds from borrowings	12,470,000
Repayment of long-term loan	(31,306)	(30,901)	(30,166)
Proceeds from a related party	4,100,955	373,007
Repayment to a related party	(654,967)	(169)	(127,092)
Proceeds from issuance of shares	8,259,816
Principal repayment of finance lease liabilities	(58,324)
Net cash (used in) provided by financing activities	23,325,813	191,786	(157,258)
Net increase (decrease) in cash and cash equivalents	15,827,400	(45,051)	62,262
Cash and cash equivalents, at beginning of the year	54,752	126,287	60,451
Effect of foreign exchange rate changes, net	(57,246)	(26,484)	3,574
Cash and cash equivalents, at end of the year	15,824,906	54,752	126,287
Supplemental disclosure of cash flow information:
Income taxes paid	(155,853)	(238,935)	(60,874)
Interest received	3,297	127	114
Interest paid	(2,157)	(1,741)	(2,478)
Non-cash investing and financing activities
ROU assets obtained in exchange for operating lease liabilities	95,318	63,379	52,484
ROU assets obtained in exchange for finance lease liabilities	$ 140,804